Income Taxes - Schedule of Provision (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal					$ 0	$ 0
State					(2)	15
Foreign					0	0
Total current					(2)	15
Deferred:
Federal					0	0
State					0	0
Foreign					0	0
Total Deferred					0	0
Total (benefit) provision	$ 5	$ 2	$ 29	$ 14	$ (2)	$ 15